Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Goodwill [Roll Forward]
Goodwill, beginning of period		$ 291,503	$ 291,503
Goodwill, additions		1,650
Goodwill, end of period	$ 293,153	293,153	291,503
Finite-lived Intangible Assets [Roll Forward]
Intangible assets. amortization		(1,677)	(2,369)
Goodwill and Intangible Assets [Roll Forward]
Goodwill and intangible assets, beginning of period		296,989	299,358
Goodwill and intangible assets, additions		3,370
Goodwill and intangible assets, end of period	298,682	298,682	296,989
Core Deposits and Other Intangibles
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning of period		5,486	7,855
Intangible assets, additions		1,720
Intangible assets. amortization		(1,677)	(2,369)
Intangible assets, end of period	5,529	5,529	$ 5,486
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	1,376	1,376
2019	1,324	1,324
2020	1,295	1,295
2021	457	457
2022	138	$ 138
Acquisition of Businesses in Prior Years
Goodwill [Line Items]
Amortization of intangible assets	$ 1,500